Employee Benefit Plan	12 Months Ended
Dec. 31, 2023
BOLT THREADS, INC. [Member]
Employee Benefit Plan [Line Items]
EMPLOYEE BENEFIT PLAN

15. EMPLOYEE BENEFIT PLAN

The Company sponsors a 401(k) savings plan (the “Savings Plan”). All employees are eligible to participate in the Savings Plan after meeting certain eligibility requirements. Participants may elect to have a portion of their salary deferred and contributed to the Savings Plan up to the limit allowed by the applicable income tax regulations. The Company’s current policy is to match employee contributions up to certain overall limits. The Company made matching contributions of $0.2 million and $0.4 million during the years ended December 31, 2023 and 2022, respectively.